NET INCOME PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share options
Antidilutive securities
Antidilutive securities		4,180,000
Restricted share units
Antidilutive securities
Antidilutive securities	66,800